Revision of Prior Year Financial Statements - Schedule of Revised Prior Period Balances (Detail) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Current liabilities	$ 6,028,000		$ 6,028,000		$ 1,289,785
Total liabilities	8,579,000		8,579,000		19,586,000
Additional paid-in capital	82,099,000		82,099,000		59,141,404	$ 19,235,512
Accumulated deficit	(83,402,000)		(83,402,000)		(70,338,126)	(57,100,511)
Total stockholders' deficit	(1,291,000)		(1,291,000)		(11,189,953)	(37,864,463)	$ (34,195,637)
Liabilities and stockholders' deficit	7,288,000		7,288,000		8,395,925	1,586,691
Other income (expense)	(110,000)	$ (1,070,000)	(4,411,000)	$ (2,705,000)	(3,948,578)	(1,965)
Net loss	$ (3,293,000)	$ (2,393,000)	$ (13,064,000)	$ (6,019,000)	$ (13,237,616)	$ (3,707,243)
Basic and diluted net loss per common share	$ (0.33)	$ (4.47)	$ (1.60)	$ (11.24)	$ (10.42)	$ (6.92)
Series A Warrant Liability [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Warrant liability	$ 1,819,000		$ 1,819,000		$ 857,362
Series B Warrant Liability [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Warrant liability					17,438,731
Previously reported [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Current liabilities					1,290,000
Total liabilities					18,729,000
Additional paid-in capital					60,636,000
Accumulated deficit					(70,975,000)
Total stockholders' deficit					(10,333,000)
Liabilities and stockholders' deficit					8,396,000
Other income (expense)					(4,585,000)
Net loss					$ (13,875,000)
Basic and diluted net loss per common share					$ (10.92)
Previously reported [Member] | Series B Warrant Liability [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Warrant liability					$ 17,439,000
Adjustment [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total liabilities					857,000
Additional paid-in capital					(1,494,000)
Accumulated deficit					637,000
Total stockholders' deficit					(857,000)
Other income (expense)					637,000
Net loss					$ 637,000
Basic and diluted net loss per common share					$ 0.50
Adjustment [Member] | Series A Warrant Liability [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Warrant liability					$ 857,000